Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMG Funds III
Entity Central Index Key	0000720309
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000027306 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Veritas Asia Pacific Fund
Class Name	Class I
Trading Symbol	MSEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Veritas Asia Pacific Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Asia Pacific Fund (Class I/MSEIX)	$112	0.93%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
PERFORMANCE OVERVIEW
•    The Fund’s Class I shares delivered a positive return of 41.90% for the year, strongly outperforming the MSCI AC Asia Pacific ex Japan Index, which returned 29.56%.
OVERVIEW
•    Given that by the end of the first quarter of 2025, the Fund was lagging its benchmark, it required a significant change to deliver strong outperformance for the full year. The change: after a three-year period of “value” being the only game in town, Asian markets started turning back towards quality and growth factors. Meaning, after a sustained period of swimming against the tide, investment fundamentals which drive long-term prosperity have started to matter again. We see a huge opportunity in quality and growth companies.
PERFORMANCE DRIVERS
•   Fund holdings in South Korea were the overwhelming contributor to outperformance, particularly industrials in South Korea, as large positions such as Hanwha Aerospace and HD Hyundai Electric Co. Ltd. rose 206% and 104%, respectively, helping to deliver an aggregate return of 141% in South Korea versus the Index return of 100%. These industrial businesses benefit from structural growth drivers: for Hanwha Aerospace, Co. Ltd., the rise in defense spending globally, and for HD Hyundai Electric Co. Ltd., the upgrading of grid infrastructure to cope with the rapidly rising power demands globally.
•   Fund holdings in China also added value, as stock selection there was strong, with the Fund’s holdings in China rising 48% versus the market return of 31%. Standout performers in China were NetEase (+55%) and the grid infrastructure company Sieyuan Electric, which rose 94%. Like HD Hyundai Electric Co. Ltd. above, Sieyuan Electric Co. Ltd. is a key beneficiary of grid infrastructure upgrading, but unlike HD Hyundai Electric Co. Ltd, it is purely domestically focused. However, this is still a huge opportunity for Sieyuan Electric Co. Ltd., as during the calendar year 2025, China added 500 gigawatts of electricity-generating capacity. For context, this is equivalent to India’s entire generating capacity added in one year.
•   On the negative side, holdings in Australia dragged on relative performance, as Goodman Group fell 6%. Like most REITS globally, it tends to suffer when interest rates rise. Taiwan was also a relative drag despite the Fund’s position in
Australia rising an aggregate 41% as Quanta Computer, Inc. fell 7%, offsetting strong gains in Delta Electronics, which rose 124%. Goodman Group was sold during the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	41.90%	1.70%	9.66%
MSCI AC Asia Pacific ex Japan Index	29.56%	4.19%	8.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 103,937,367
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 488,359
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$103,937,367
Total number of portfolio holdings	50
Net advisory fees paid	$488,359
Portfolio turnover rate as of the end of the reporting period	132%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	13.6%
Samsung Electronics Co., Ltd. (South Korea)	6.1%
Delta Electronics, Inc. (Taiwan)	4.3%
SK hynix, Inc. (South Korea)	4.0%
Tencent Holdings, Ltd. (China)	3.8%
Hanwha Aerospace Co., Ltd. (South Korea)	3.6%
Contemporary Amperex Technology Co., Ltd., Class A (China)	3.5%
Hon Hai Precision Industry Co., Ltd. (Taiwan)	3.3%
Alibaba Group Holding, Ltd. (China)	3.3%
HD Hyundai Electric Co., Ltd. (South Korea)	2.8%
Top Ten as a Group	48.3%

Portfolio Breakdown

Country Allocation

Largest Holdings [Text Block]

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	13.6%
Samsung Electronics Co., Ltd. (South Korea)	6.1%
Delta Electronics, Inc. (Taiwan)	4.3%
SK hynix, Inc. (South Korea)	4.0%
Tencent Holdings, Ltd. (China)	3.8%
Hanwha Aerospace Co., Ltd. (South Korea)	3.6%
Contemporary Amperex Technology Co., Ltd., Class A (China)	3.5%
Hon Hai Precision Industry Co., Ltd. (Taiwan)	3.3%
Alibaba Group Holding, Ltd. (China)	3.3%
HD Hyundai Electric Co., Ltd. (South Korea)	2.8%
Top Ten as a Group	48.3%

C000027305 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Veritas Asia Pacific Fund
Class Name	Class N
Trading Symbol	MGSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Veritas Asia Pacific Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Asia Pacific Fund (Class N/MGSEX)	$141	1.17%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
PERFORMANCE OVERVIEW
•    The Fund’s Class N shares delivered a positive return of 41.57% for the year, strongly outperforming the MSCI AC Asia Pacific ex Japan Index, which returned 29.56%.
OVERVIEW
•    Given that by the end of the first quarter of 2025, the Fund was lagging its benchmark, it required a significant change to deliver strong outperformance for the full year. The change: after a three-year period of “value” being the only game in town, Asian markets started turning back towards quality and growth factors. Meaning, after a sustained period of swimming against the tide, investment fundamentals which drive long-term prosperity have started to matter again. We see a huge opportunity in quality and growth companies.
PERFORMANCE DRIVERS
•   Fund holdings in South Korea were the overwhelming contributor to outperformance, particularly industrials in South Korea, as large positions such as Hanwha Aerospace and HD Hyundai Electric Co. Ltd. rose 206% and 104%, respectively, helping to deliver an aggregate return of 141% in South Korea versus the Index return of 100%. These industrial businesses benefit from structural growth drivers: for Hanwha Aerospace, Co. Ltd., the rise in defense spending globally, and for HD Hyundai Electric Co. Ltd., the upgrading of grid infrastructure to cope with the rapidly rising power demands globally.
•   Fund holdings in China also added value, as stock selection there was strong, with the Fund’s holdings in China rising 48% versus the market return of 31%. Standout performers in China were NetEase (+55%) and the grid infrastructure company Sieyuan Electric, which rose 94%. Like HD Hyundai Electric Co. Ltd. above, Sieyuan Electric Co. Ltd. is a key beneficiary of grid infrastructure upgrading, but unlike HD Hyundai Electric Co. Ltd, it is purely domestically focused. However, this is still a huge opportunity for Sieyuan Electric Co. Ltd., as during the calendar year 2025, China added 500 gigawatts of electricity-generating capacity. For context, this is equivalent to India’s entire generating capacity added in one year.
•   On the negative side, holdings in Australia dragged on relative performance, as Goodman Group fell 6%. Like most REITS globally, it tends to suffer when interest rates rise. Taiwan was also a relative drag despite the Fund’s position in
Australia rising an aggregate 41% as Quanta Computer, Inc. fell 7%, offsetting strong gains in Delta Electronics, which rose 124%. Goodman Group was sold during the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	41.57%	1.45%	9.39%
MSCI AC Asia Pacific ex Japan Index	29.56%	4.19%	8.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 103,937,367
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 488,359
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$103,937,367
Total number of portfolio holdings	50
Net advisory fees paid	$488,359
Portfolio turnover rate as of the end of the reporting period	132%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	13.6%
Samsung Electronics Co., Ltd. (South Korea)	6.1%
Delta Electronics, Inc. (Taiwan)	4.3%
SK hynix, Inc. (South Korea)	4.0%
Tencent Holdings, Ltd. (China)	3.8%
Hanwha Aerospace Co., Ltd. (South Korea)	3.6%
Contemporary Amperex Technology Co., Ltd., Class A (China)	3.5%
Hon Hai Precision Industry Co., Ltd. (Taiwan)	3.3%
Alibaba Group Holding, Ltd. (China)	3.3%
HD Hyundai Electric Co., Ltd. (South Korea)	2.8%
Top Ten as a Group	48.3%

Portfolio Breakdown

Country Allocation

Largest Holdings [Text Block]

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	13.6%
Samsung Electronics Co., Ltd. (South Korea)	6.1%
Delta Electronics, Inc. (Taiwan)	4.3%
SK hynix, Inc. (South Korea)	4.0%
Tencent Holdings, Ltd. (China)	3.8%
Hanwha Aerospace Co., Ltd. (South Korea)	3.6%
Contemporary Amperex Technology Co., Ltd., Class A (China)	3.5%
Hon Hai Precision Industry Co., Ltd. (Taiwan)	3.3%
Alibaba Group Holding, Ltd. (China)	3.3%
HD Hyundai Electric Co., Ltd. (South Korea)	2.8%
Top Ten as a Group	48.3%

C000027310 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K ESG Bond Fund
Class Name	Class N
Trading Symbol	MGFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K ESG Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K ESG Bond Fund (Class N/MGFIX)	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The Fund's Class N shares returned 7.26% for the year ended December 31, 2025, compared with the 7.30% return for its current benchmark, the Bloomberg U.S. Aggregate Bond Index (the “Index”).
MARKET OVERVIEW
•   The Index posted its best annual return since 2020, led by strong performance in securitized assets as Agency mortgage-backed securities (MBS) benefited from reduced rate volatility, while investment grade corporates generated positive excess returns through carry despite modest spread widening.
•   The Treasury curve steepened further, driven by declines at the front end of the curve (2- and 5-year yields down 13 and 2 basis points, respectively) and modest increases at the long end of the curve (10- and 30-year up 2 and 11 bps, respectively), leaving the spread between the 2-year and 30-year maturities along the curve at its steepest level amid accommodative U.S. Federal Reserve (the Fed) policy and ongoing inflation, fiscal supply, and dollar-demand concerns.
PERFORMANCE REVIEW
•    The Fund performed in-line with the Index during the fiscal year. An out-of-benchmark allocation to high yield and a general overweight to sectors offering a spread premium to treasuries, particularly to corporates, was a leading contributor to performance.
•    An out-of-benchmark allocation to preferreds was a modest positive contributor to relative performance. Allocation decisions within investment grade corporates and the securitized sector were additive. Security selection was positive, most notably within the BBB-rated technology sector.
•    An overweight to taxable municipals as well as our overweight to higher coupon MBS were leading detractors from performance. Yield curve positioning had a small but positive impact as the negative effects from an underweight to front end were offset by the benefits of an underweight to the long end.
OUTLOOK
•    Entering 2026, government support across monetary, fiscal, and capital markets has helped stabilize volatility, extending the traditional “don’t fight the Fed” framework and creating a supportive backdrop for credit and securitized markets, reinforced by productivity gains from technological advances.
•    Despite fears of global conflicts, an explosion of Artificial Intelligence (AI)-driven debt supply, and markets that have priced much of the good news in, stable and reasonable fixed-income yields look to make this another year where thoughtful active management can find attractive value in corporates and high-grade securitized products.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	7.26%	(0.09%)	2.73%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 334,843,471
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 679,200
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$334,843,471
Total number of portfolio holdings	178
Net advisory fees paid	$679,200
Portfolio turnover rate as of the end of the reporting period	35%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	3.4%
U.S. Treasury Bonds, 3.125%, 05/15/48	2.5%
FNMA, 3.500%, 08/01/49	2.3%
FNMA, 3.500%, 02/01/47	1.9%
FNMA, 3.500%, 02/01/35	1.9%
FNMA, 4.000%, 06/01/48	1.8%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.6%
FNMA, 4.000%, 06/01/49	1.6%
FNMA, 5.500%, 11/01/52	1.5%
U.S. Treasury Bonds, 1.875%, 02/15/51	1.4%
Top Ten as a Group	19.9%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	3.4%
U.S. Treasury Bonds, 3.125%, 05/15/48	2.5%
FNMA, 3.500%, 08/01/49	2.3%
FNMA, 3.500%, 02/01/47	1.9%
FNMA, 3.500%, 02/01/35	1.9%
FNMA, 4.000%, 06/01/48	1.8%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.6%
FNMA, 4.000%, 06/01/49	1.6%
FNMA, 5.500%, 11/01/52	1.5%
U.S. Treasury Bonds, 1.875%, 02/15/51	1.4%
Top Ten as a Group	19.9%

C000125498 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K ESG Bond Fund
Class Name	Class I
Trading Symbol	MGBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K ESG Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K ESG Bond Fund (Class I/MGBIX)	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The Fund's Class I shares returned 7.43% for the year ended December 31, 2025, compared with the 7.30% return for its current benchmark, the Bloomberg U.S. Aggregate Bond Index (the “Index”).
MARKET OVERVIEW
•   The Index posted its best annual return since 2020, led by strong performance in securitized assets as Agency mortgage-backed securities (MBS) benefited from reduced rate volatility, while investment grade corporates generated positive excess returns through carry despite modest spread widening.
•   The Treasury curve steepened further, driven by declines at the front end of the curve (2- and 5-year yields down 13 and 2 basis points, respectively) and modest increases at the long end of the curve (10- and 30-year up 2 and 11 bps, respectively), leaving the spread between the 2-year and 30-year maturities along the curve at its steepest level amid accommodative U.S. Federal Reserve (the Fed) policy and ongoing inflation, fiscal supply, and dollar-demand concerns.
PERFORMANCE REVIEW
•    The Fund performed in-line with the Index during the fiscal year. An out-of-benchmark allocation to high yield and a general overweight to sectors offering a spread premium to treasuries, particularly to corporates, was a leading contributor to performance.
•    An out-of-benchmark allocation to preferreds was a modest positive contributor to relative performance. Allocation decisions within investment grade corporates and the securitized sector were additive. Security selection was positive, most notably within the BBB-rated technology sector.
•    An overweight to taxable municipals as well as our overweight to higher coupon MBS were leading detractors from performance. Yield curve positioning had a small but positive impact as the negative effects from an underweight to front end were offset by the benefits of an underweight to the long end.
OUTLOOK
•    Entering 2026, government support across monetary, fiscal, and capital markets has helped stabilize volatility, extending the traditional “don’t fight the Fed” framework and creating a supportive backdrop for credit and securitized markets, reinforced by productivity gains from technological advances.
•    Despite fears of global conflicts, an explosion of Artificial Intelligence (AI)-driven debt supply, and markets that have priced much of the good news in, stable and reasonable fixed-income yields look to make this another year where thoughtful active management can find attractive value in corporates and high-grade securitized products.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	7.43%	0.11%	2.91%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 334,843,471
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 679,200
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$334,843,471
Total number of portfolio holdings	178
Net advisory fees paid	$679,200
Portfolio turnover rate as of the end of the reporting period	35%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	3.4%
U.S. Treasury Bonds, 3.125%, 05/15/48	2.5%
FNMA, 3.500%, 08/01/49	2.3%
FNMA, 3.500%, 02/01/47	1.9%
FNMA, 3.500%, 02/01/35	1.9%
FNMA, 4.000%, 06/01/48	1.8%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.6%
FNMA, 4.000%, 06/01/49	1.6%
FNMA, 5.500%, 11/01/52	1.5%
U.S. Treasury Bonds, 1.875%, 02/15/51	1.4%
Top Ten as a Group	19.9%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	3.4%
U.S. Treasury Bonds, 3.125%, 05/15/48	2.5%
FNMA, 3.500%, 08/01/49	2.3%
FNMA, 3.500%, 02/01/47	1.9%
FNMA, 3.500%, 02/01/35	1.9%
FNMA, 4.000%, 06/01/48	1.8%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.6%
FNMA, 4.000%, 06/01/49	1.6%
FNMA, 5.500%, 11/01/52	1.5%
U.S. Treasury Bonds, 1.875%, 02/15/51	1.4%
Top Ten as a Group	19.9%